Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Consideration (Details)	6 Months Ended
Jun. 30, 2020 CAD ($) shares
Within 5 Days of TSXV Approval (Received on October 24, 2019) [Member]
Statement Line Items [Line Items]
Acquisition costs	$ 25
Number of post-consolidated common stock | shares	300
On or before September 25, 2020 [Member]
Statement Line Items [Line Items]
Acquisition costs	$ 100
Exploration expenditures	Aggregate of at least $500
On or before September 25, 2021 [Member]
Statement Line Items [Line Items]
Acquisition costs	$ 200
Exploration expenditures	Aggregate of at least an additional $1,000
On or before September 25, 2022 [Member]
Statement Line Items [Line Items]
Acquisition costs	$ 300
Exploration expenditures	Aggregate of at least an additional $1,000
On or before September 25, 2023 [Member]
Statement Line Items [Line Items]
Acquisition costs	$ 400
Exploration expenditures	Aggregate of at least an additional $1,000
On or before September 25, 2024 [Member]
Statement Line Items [Line Items]
Acquisition costs	$ 500
Exploration expenditures	Aggregate of at least an additional $1,000